Pension plan obligations	12 Months Ended
Dec. 31, 2023
Pension Plan Obligations
Pension plan obligations

22	Pension plan obligations

The Company has Post-Employment Benefit Plans in the following modalities: Defined Benefit (BD) – G1 (i) and G0 (ii); and Defined Contribution (CD) – Sabesprev Mais (iii) and VIVEST (iv), whereby only the latter is open for new adhesions. See the reconciliation expenses with such plans in item (v).

Statements of defined benefit plans

Summary of pension plan obligations – Liabilities

	December 31, 2023			December 31, 2022
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of the defined benefit obligations	(2,982,863)	(2,098,622)	(5,081,485)	(2,715,388)	(2,002,075)	(4,717,463)
Fair value of the plan’s assets	2,938,614	-	2,938,614	2,567,272	-	2,567,272

Total pension plan obligations (deficit)	(44,249)	(2,098,622)	(2,142,871)	(148,116)	(2,002,075)	(2,150,191)

Changes in Liabilities

	December 31, 2023			December 31, 2022
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(2,715,388)	(2,002,075)	(4,717,463)	(2,764,027)	(2,192,062)	(4,956,089)
Current service cost	(41,440)	-	(41,440)	(35,020)	-	(35,020)
Interest costs	(307,777)	(225,220)	(532,997)	(231,745)	(176,953)	(408,698)
Actuarial (gains)/losses recorded as other comprehensive income	(120,934)	(85,372)	(206,306)	126,626	161,766	288,392
Benefits paid	202,676	214,045	416,721	188,778	205,174	393,952
Defined benefit obligation, end of the year	(2,982,863)	(2,098,622)	(5,081,485)	(2,715,388)	(2,002,075)	(4,717,463)

Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,567,272	-	2,567,272	2,634,427	-	2,634,427
Expected return of the plan’s assets	294,788	-	294,788	221,079	-	221,079
Company’s contributions	40,898	-	40,898	39,377	-	39,377
Participants’ contributions	35,443	-	35,443	34,000	-	34,000
Benefits paid	(202,676)	-	(202,676)	(188,778)	-	(188,778)
Actuarial gains/(losses) recorded as other comprehensive income	202,889	-	202,889	(172,833)	-	(172,833)
Fair value of the plan’s assets, end of the year	2,938,614	-	2,938,614	2,567,272	-	2,567,272

Total pension plan obligations (deficit)	(44,249)	(2,098,622)	(2,142,871)	(148,116)	(2,002,075)	(2,150,191)

Changes in equity - Other comprehensive income

Pursuant to IAS 19, the Company recognized gains/(losses), from changes in actuarial assumptions under equity, such as equity valuation adjustments, as shown below:

	December 31, 2023			December 31, 2022			December 31, 2021
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total

Actuarial gains/(losses) on the obligations	(120,934)	(85,372)	(206,306)	126,626	161,766	288,392	414,823	330,337	745,160
Actuarial gains/(losses) on financial assets	202,889	-	202,889	(172,833)	-	(172,833)	(237,492)	-	(237,492)
Total gains/(losses)	81,955	(85,372)	(3,417)	(46,207)	161,766	115,559	177,331	330,337	507,668
Deferred income tax and social contribution	(27,864)	-	(27,864)	15,710	-	15,710	(60,292)	-	(60,292)
Equity valuation adjustments	54,091	(85,372)	(31,281)	(30,497)	161,766	131,269	117,039	330,337	447,376

The amounts recognized in the year are as follows:

	December 31, 2023			December 31, 2022			December 31, 2021
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Cost of service, net	5,997	-	5,997	1,020	-	1,020	2,227	-	2,227
Interest costs	307,777	225,220	532,997	231,745	176,953	408,698	205,707	158,244	363,951
Expected return of the plan’s assets	(294,788)	-	(294,788)	(221,079)	-	(221,079)	(184,687)	-	(184,687)
Amount received from the São Paulo State (undisputed)	-	(112,824)	(112,824)	-	(98,174)	(98,174)	-	(91,657)	(91,657)
Total expenses	18,986	112,396	131,382	11,686	78,779	90,465	23,247	66,587	89,834

Maturity profile of the obligations:

	December 31, 2023
	G1 Plan	G0 Plan
Payment of benefits expected in 2024	223,156	190,425
Payment of benefits expected in 2025	215,853	177,004
Payment of benefits expected in 2026	207,437	167,075
Payment of benefits expected in 2027	197,606	156,583
Payment of benefits expected in 2028 or susbsequent years	2,138,811	1,407,535
Total	2,982,863	2,098,622
Duration	13.10 years	10.44 years

Actuarial assumptions used:

	December 31, 2023		December 31, 2022		December 31, 2021
	G1 Plan	G0 Plan	G1 Plan	G0 Plan	G1 Plan	G0 Plan
Discount rate – actual rate (NTN-B)	5.47% p.a.	5.37% p.a.	6.19% p.a.	6.15% p.a.	5.53% p.a.	5.26% p.a.
Inflation rate	3.90% p.a.	3.90% p.a.	5.31% p.a.	5.31% p.a.	3.00% p.a.	3.00% p.a.
Nominal wage growth rate	5.98% p.a.	5.98% p.a.	7.42% p.a.	7.42% p.a.	5.06% p.a.	5.06% p.a.
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Sensitivity analysis

Sensitivity analysis of the defined benefit pension plan as of December 31, 2023 regarding the changes in the main assumptions are:

Impact on the present value of the defined benefit obligations
Assumption	Change in the assumption	G1	G0
Discount rate	Increase of 1.0%	Decrease of R$ 237,084	Decrease of R$ 166,803
	Decrease of 1.0%	Increase of R$ 257,540	Increase of R$ 181,195
Life expectation	Increase of 1 year	Increase of R$ 65,666	Increase of R$ 87,054
	Decrease of 1 year	Decrease of R$ 64,267	Decrease of R$ 83,281
Wage growth rate	Increase of 1.0%	Increase of R$ 40,556	Increase of R$ 580
	Decrease of 1.0%	Decrease of R$ 42,492	Decrease of R$ 608

(i)	G1 Plan

Managed by Sabesprev, this defined benefit plan (“G1 Plan”), receives similar contributions established in a plan of subsidy of actuarial study of Sabesprev, as follows:

•	0.99% of the portion of the salary of participation up to 20 salaries; and
•	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

The active participants as of December 31, 2023 totaled 2,715 (2,843 as of December 31, 2022), while inactive participants were 8,171 (8,089 as of December 31, 2022).

The contributions of the Company and participants of the G1 Plan in 2023 were R$ 40,898 (R$ 39,377 in 2022) and R$ 35,443 (R$ 34,000 in 2022), respectively. Of this amount, the Company and the participants made payments referring to the actuarial deficit in the amounts of R$ 32,810 and R$ 27,147, respectively, in 2021 (R$ 31,556 and R$ 26,168, respectively, in 2022).

Estimated expenses for the coming year

2024
Cost of services, net	5,799
Interest costs	274,718
Net profitability on financial assets	(274,265)
Expenditures to be recognized by the Company	6,252

Plan’s assets

The investment policies and strategies of the plan are aimed at obtaining consistent returns and reducing the risks associated with the use of financial assets available in the Capital Markets through diversification, considering factors, such as liquidity needs and the long-term nature of the plan’s liability, types and availability of financial instruments in the local and international markets, general economic conditions and forecasts as well as requirements of the legislation. The allocation of the plan’s assets and its management strategies are determined with the support of reports and analyses prepared by SABESPREV and independent financial advisors.

	December 31, 2023%		December 31, 2022%
Total fixed income	2,714,823	92.4	1,804,550	70.3
Total equities	15,715	0.5	136,582	5.3
Total structured investments	153,333	5.2	498,825	19.4
Other	54,743	1.9	127,315	5.0
Fair value of the plan’s assets	2,938,614	100	2,567,272	100

Restrictions with respect to asset portfolio investments, in the case of federal government securities:

i) instruments securitized by the National Treasury;

ii) derivative instruments should be used for hedging only.

The restrictions on portfolio investments in the case of equities for internal management are as follows:

i) day-trade transactions;

ii) sale of uncovered share;

iii) unsecured swap transactions; and

iv) leverage, derivative transactions that represent leverage of the asset or short selling will not be allowed, such transactions cannot result in losses higher than the amounts invested.

As of December 31, 2023, SABESPREV had not have financial assets issued by the Company in its own portfolio; however, such assets could be in the portfolio of investment funds invested by the Foundation. The Properties held in the portfolio are not used by the Company.

On December 21, 2022, SABESP and SABESPREV, mutually agreed to execute an Admission of Debt Instrument, where SABESP recognizes as legitimate, valid, net, certain, and enforceable the debt related to its share of responsibility in the balancing of the deficit of SABESPREV’s Basic Benefits Plan (G1 Plan), collateralizing the Contract for Revenue Binding and Assignment of Credit Transfer, executed between the parties on February 9, 2023.

(ii)       G0 Plan

According to State Law 4,819/1958, employees who started providing services before May 1974 acquired a legal right to receive supplemental pension payments, which rights are referred to as "G0 Plan". The Company pays supplemental retirement and pension amounts on behalf of the São Paulo State and seeks reimbursements of such amounts, which are recorded in the “Accounts receivable from related parties” line, limited to the amounts considered virtually certain to be reimbursed by the São Paulo State.

The number of active participants of Plan - Go as of December 31, 2023 was 6 (8 as of December 31, 2022). The number of beneficiaries, retirees and survivors as of December 31, 2023 was 1,808 (1,750 as of December 31, 2022).

Estimated expenses for the coming year

2024

Interest costs	189,274
Expenses to be recognized	189,274

(iii)       Sabesprev Mais Plan

As of December 31, 2023, this Defined Contribution Plan managed by SABESPREV had 9,277 active and assisted participants (9,365 as of December 31, 2022).

The sponsor’s contributions correspond to the result obtained by applying a percentage of 100% to the basic contribution made by the participant.

(iv)       VIVEST Plan

Administered by VIVEST, the sponsor's contributions correspond to the result obtained by applying a percentage of 100% to the basic contribution made by the participant.

As of December 31, 2023, there were 68 participants (58 participants as of December 31, 2022).

(v)       Reconciliation of expenditures with pension plan obligations

	December 31, 2023	December 31, 2022	December 31, 2021

G1 Plan (i)	18,986	11,686	23,247
G0 Plan (ii)	112,396	78,779	66,587
Sabesprev Mais Plan (iii)	27,403	25,371	22,406
VIVEST Plan (iv)	520	326	160
Subtotal	159,305	116,162	112,400
Capitalized	(3,303)	(3,359)	(4,118)
Other	6,603	5,684	5,527
Pension plan obligations (Note 29)	162,605	118,487	113,809